             Annual Notice of Securities Sold Pursuant to Rule 24F-2

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.


1.       Name and address of issuer:
                  Managed Municipal Fund, Inc.
                  One South Street
                  Baltimore, MD 21202
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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|

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3.       Investment Company Act File Number: 811-6023

         Securities Act File Number:  33-32819

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4(a).    Last day of fiscal year for which this Form is filed: October 31, 1998



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4(b).    |_|Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
            (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).    |_|Check box if this is the last time the issuer will be filing this
            Form.



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5.       Calculation of registration fee: (see attached Schedule A)

         (i)      Aggregate sale price of securities sold during
                  the fiscal year pursuant to section 24(f):                            $2,801,178.27
                                                                                         ------------

         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year:                 $ 12,655,343.00
                                                                        -------------

        (iii)     Aggregate price of securities redeemed or
                  repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the
                  Commission:                                         $ 20,144,490.00
                                                                        -------------

         (iv)     Total available redemption credits [add
                  Items 5(ii) and 5(iii)]:                                             -$32,799,833.00
                                                                                        --------------

          (v)     Net sales -- if Item 5(i) is greater than
                  Item --5(iv) [subtract Item 5(iv) from
                  Item 5(i)]:                                                           $         0
                                                                                        --------------

         (vi)     Redemption credits available for use in
                  future years                                        $(29,998,654.73)
                                                                       --------------
                  --if Item 5(i) is less than Item 5(iv)
                  [subtract Item 5(iv) From Item 5(i)]:

        (vii)     Multiplier for determining registration fee (See
                  Instruction C.9):                                                     x.000278
                                                                                         -------

       (viii)     Registration fee due [multiply Item 5(v) by Item
                  5(vii)] (enter "0" if no fee is due):                                 =$    0
                                                                                          ------

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6.       Prepaid shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 858,432 shares @ $8,161,333.41 If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $ 0

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7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                    +$
                                                                      ----------
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8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$     0
                                                                      ----------

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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                  Method of Delivery:

                                   |_|Wire Transfer
                                   |_|Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/Joseph A. Finelli
                                    Joseph A. Finelli, Chief Financial Officer

Date: January 15, 1999

 * Please print the name and title of the signing officer below the signature.

                          MANAGED MUNICIPAL FUND, INC.
                                   SCHEDULE A


Class         Shares       Sales Price       Front-End Sales        Dividends        Reinvested         Shares          Redemption
               Sold                            Commissions         Reinvested           Value          Redeemed           Price
Flag         206,924      $2,245,321.00         $19,668.79            87,142        $  943,497.00        470,241      $ 5,115,075.00
ISI          518,215      $5,635,106.00         $61,688.89           190,021        $2,057,230.00        695,012      $ 7,540,268.00
Total        725,139      $7,880,427.00         $81,357.68           277,163        $3,000,727.00      1,165,253      $12,655,343.00


Carry forward from prior years = 858,432 shares @ $8,161,333.41
1998 Aggregate Sales = 725,139 shares @ $7,880,427.00 + $81,357.68 + 277,163 shares @ $3,000,727.00 = 1,002,302 shares @ $10,962,511.68
1998 Redemptions = 1,165,253 shares @ $12,655,343.00

         By offsetting some of the Fund's sales in fiscal year 1998 (1,002,302 shares @ $10,962,511.68) with credits for registrations of prior net redemptions (858,432 shares @ $8,161,333.41), 143,870 shares @ $2,801,178.27 were sold pursuant to Rule 24f-2 in the fiscal year ended October 31, 1998. As 1,165,253 shares @ $12,655,343.00 were redeemed in the fiscal year ended October 31, 1998, no fee is due.